Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Investments
Summary of long-term investments

The Company’s long-term investments on December 31, 2025 and 2024, are summarized as follows (figures are in thousands of USD):

	December 31,
	2025	2024
Limited Partnerships:
Hubei Venture Fund (1)	$14,150	$14,294
Chongqing Venture Fund (2)	12,306	12,426
Suzhou Qingshan (3)	8,117	7,300
Suzhou Mingzhi (4)	3,393	3,036
Suzhou Venture Fund (5)	902	1,654
Subtotal - Investments in limited partnerships	38,868	38,710
Corporations:
Sentient AB(6)	19,136	19,224
Bebest Shanghai(7)	2,845	2,782
Jingzhou Jinyu (8)	2,048	974
Shanghai IAT (9)	1,279	1,316
Henglong Tianyu	581	689
Jiangsu Intelligent	758	637
Subtotal - Investments in corporations	26,647	25,622
Total	$65,515	$64,332

Investment in Limited Partnerships

(1)

In March 2018, Hubei Henglong entered into an agreement with other parties to establish a limited partnership, the “Hubei Venture Fund”. As of December 31, 2025, Hubei Henglong owned 39.4% of Hubei Venture Fund’s equity. As a limited partner, Hubei Henglong has more than virtually no influence over the Hubei Venture Fund’s operating and financial policies. The investment is accounted for using the equity method. The Company’s share of income recognised from Hubei Venture Fund for the year ended December 31, 2025 was $1.8 million. The Company also received $2.2 million in dividends from the fund, offsetting the cost of the investment. There was no impairment on this investment during the year ended December 31, 2025.

(2)

In May 2016, Hubei Henglong entered into an agreement with other parties to establish a limited partnership, the “Chongqing Venture Fund”. As of December 31, 2025, Hubei Henglong owned 18.5% of Chongqing Venture Fund’s equity. As a limited partner, Hubei Henglong has more than virtually no influence over the Chongqing Venture Fund’s operating and financial policies. The investment is accounted for using the equity method. The Company’s share of the income recognised from Chongqing Venture Fund for the year ended December 31, 2025 was $0.6 million. The Company also received $1.0 million in dividends from the fund, offsetting the cost of the investment. There was no impairment on this investment during the year ended December 31, 2025.

(3)

In January 2022, Hubei Henglong entered into an agreement with other parties to establish a limited partnership, Suzhou Qingshan Zhiyuan Venture Capital Fund L.P., “Suzhou Qingshan Venture Fund”. As of December 31, 2025, Hubei Henglong owned 22.6% of Suzhou Qingshan’s equity. As a limited partner, Hubei Henglong has more than virtually no influence over Suzhou Qingshan’s operating and financial policies. The investment is accounted for using the equity method. The Company’s share of the income recognised from Suzhou Qingshan Venture Fund for the year ended December 31, 2025 was $0.7 million. There was no impairment on this investment during the year ended December 31, 2025.

(4)

In June 2023, Hubei Henglong entered into an agreement with other parties to establish a limited partnership, Suzhou Mingzhi Intelligent Manufacturing Industry Investment Fund L.P., “Suzhou Mingzhi”. The Company agreed to subscribe 19.74% of the equity in Suzhou Mingzhi with a total consideration of RMB 30.0 million, equivalent to approximately $4.2 million, among which RMB 21.0 million, equivalent to approximately $2.9 million, has been paid as of December 31, 2025. As a limited partner, Hubei Henglong has more than virtually no influence over Suzhou Mingzhi’s operating and financial policies. The investment is accounted for using the equity method. The Company’s share of the income recognised from Suzhou Mingzhi’s for the year ended December 31, 2025 was $0.3 million. There was no impairment on this investment during the year ended December 31, 2025.

(5)

In September 2014, Hubei Henglong entered into an agreement with other parties to establish a limited partnership, the “Suzhou Venture Fund”. As of December 31, 2025, Hubei Henglong owned 12.5% of the Suzhou Venture Fund’s equity. As a limited partner, Hubei Henglong has more than virtually no influence over the Suzhou Venture Fund’s operating and financial policies. The investment is accounted for using the equity method. The Company’s share of the loss recognised from Suzhou Venture Fund for the year ended December 31, 2025 was $0.5 million. The Company also received $0.3 million in dividends from the fund, offsetting the cost of the investment. There was no impairment on this investment during the year ended December 31, 2025.

The Company’s share of income recognized from these investments in limited partnerships is $2.9 million in total for the year ended December 31, 2025, which was recorded as equity in earnings of affiliated company.

Investment in Corporations

(6)

In June 2021, Hubei Henglong entered into a share purchase agreement with Jingzhou WiseDawn Electric Car Co., Ltd., “Jingzhou WiseDawn”, a related party controlled by the Company’s controlling shareholder, Mr. Hanlin Chen. In accordance with the agreement, CAAS would purchase 200 shares, representing 40% of Sentient AB’s share capital, from Jingzhou WiseDawn for total consideration of RMB 155.2 million, equivalent to approximately $24.5 million. The transaction was completed in March 2022. Pursuant to the share purchase agreement, the Company has the right to appoint two directors to the board of directors, so it can exercise significant influence over Sentient AB. Therefore, the investment is accounted for using the equity method. The Company’s share of the loss of Sentient AB for the year ended December 31, 2025 was $0.5 million. There was no impairment on this investment during the year ended December 31, 2025.

(7)

In December 2024, Hubei Henglong entered into a share purchase agreement with Bebest (Shanghai) Automotive Electronics Co., Ltd, “Bebest Shanghai”. In accordance with the agreement, Hubei Henglong would purchase 275,056 shares, representing 1.14% of Bebest Shanghai’s share capital, for total consideration of RMB 20.0 million, equivalent to approximately $2.8 million. The transaction was completed in December 2024. As a result of financing activities undertaken by Bebest Shanghai, Hubei Henglong ownership interest in Bebest Shanghai was diluted to 1.09% as of December 31, 2025. As the Company cannot exercise significant influence over Bebest Shanghai, in accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The initial cost value of equity securities without readily determinable fair values were $2.8 million as of December 31, 2025. There was no re-measurement gain or loss being recognized in connection with equity investment accounted for using the measurement alternative for the year ended December 31, 2025. There was no impairment recorded on this investment for the year ended December 31, 2025.

(8)

In October 2024, Hubei Henglong entered into an agreement with other parties to establish an associate company, “Jingzhou Jinyu Hotel Management Co., Ltd”, “Jingzhou Jinyu”. As of December 31, 2025, Hubei Henglong has paid RMB 15.0 million, equivalent to approximately $2.1 million, representing 14.5% of Shanghai IAT’s equity. The Company can exercise significant influence over Jingzhou Jinyu’s operating and financial policies, therefore accounted for the investments by using the equity method.

(9)

In July 2024, Hubei Henglong entered into an agreement with other parties to establish an associate company, Shanghai IAT International Automotive Technology Co., Ltd, “Shanghai IAT”. As of December 31, 2025, Hubei Henglong has paid RMB 10.0 million, equivalent to approximately $1.4 million, representing 25% of Shanghai IAT’s equity. The Company can exercise significant influence over Shanghai IAT’s operating and financial policies. The investment is accounted for using the equity method.

Schedule of condensed financial information of company's equity method investments

The Company summarizes the condensed financial of the Company’s equity method investments as a group below (figures are in thousands of USD):

	December 31,
	2025	2024	2023
Revenue	$28,006	$27,282	$4,872
Gross profit	1,918	(162)	(951)
Income from continuing operations	6,557	(7,174)	(2,038)
Net income	$6,580	$(7,148)	$(2,039)